GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES	GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended March 31,
	2024	2023
	$	$
Payroll, consulting and benefits	8,248	6,272
Capital market	11,519	6,323
Office and administration	2,945	3,731
Professional and consulting fees	4,918	2,142
Investor relations	1,896	984
Marketing media	1,895	881
Business development	896	654
Listing fees	271	354
Total	32,588	21,341